FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2004

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       May 5, 2004


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total:	$26,800


List of Other Included Managers:

NONE

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								FORM 13F INFORMATION TABLE

                                                          VALUE  SHRS OR  SH/ PUT/ INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)  PRN AMT  PRN CALL DISCRETION    MANAGERS   SOLE      SHARED   NONE

3COM CORP                    COM             885535104    1059    150000  SH       sole          n/a         150000   0       0
BERKSHIRE HATHAWAY INC       CLASS B COM     084670207    1556       500  SH       sole          n/a            500   0       0
CHENIERE ENERGY INC          COM             16411R208    1387     80000  SH       sole          n/a          80000   0       0
CORRECTIONS CORP OF AMERICA  COM             22025Y407    1424     40000  SH       sole          n/a          40000   0       0
CRYSTALLEX INTL              COM             22942F101    1228    400000  SH       sole          n/a         400000   0       0
HARMONY GOLD MINING CO LTD   COM             413216300    3858    250000  SH       sole          n/a         250000   0       0
HARVEST NATURAL RES INC      COM             41754V103     438     30000  SH       sole          n/a          30000   0       0
INPUT/OUTPUT INC             COM             457652105    1240    160000  SH       sole          n/a         160000   0       0
IONICS INC                   COM             462218108     940     33100  SH       sole          n/a          33100   0       0
JOY GLOBAL INC               COM             481165108    3086    110000  SH       sole          n/a         110000   0       0
PLAINS EXPL AND PRD CO       COM             726505100     373     20000  SH       sole          n/a          20000   0       0
ROGERS CORP                  COM             775133101    2135     40000  SH       sole          n/a          40000   0       0
SASOL LTD                    SPONSORED ADR   803866300    3730    240000  SH       sole          n/a         240000   0       0
SCIENTIFIC-ATLANTA           COM             808655104    1617     50000  SH       sole          n/a          50000   0       0
TEEKAY SHIPPING CORP         COM             Y8564W103    1378     20000  SH       sole          n/a          20000   0       0
VARCO INTL INC               COM             922122106    1351     75000  SH       sole          n/a          75000   0       0
